Fair Value of Assets and Liabilities - Loans, Loan Servicing Rights, Related Notes and Certificates (Detail) - LendingClub Corp [Member] - USD ($) $ in Thousands		Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans		$ 3,413,893	$ 4,311,984	$ 4,556,081
Loans held for sale		265,925	9,048
Fair Value		219,285	287,137	297,211
Servicing assets		29,621	21,398	10,250
Total assets		3,928,724	4,629,567	4,863,542
Notes and certificates		3,515,578	4,320,895	4,571,583
Servicing liabilities		1,231	2,846	3,973
Loan trailing fee liability		7,774	4,913
Total liabilities		3,524,583	4,328,654	4,575,556
Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		123,153	181,223	215,751
Certificates of Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		25,920	27,501
Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		15,451	25,364	54,409
Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		9,981	20,164
US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		2,492	2,496	3,485
US Government Agencies Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		5,001	19,623	16,578
Asset-backed Securities, Securitized Loans and Receivables [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	[1]	33,285
Other Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		4,002	10,766	6,988
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans
Loans held for sale
Fair Value
Servicing assets
Total assets
Notes and certificates
Servicing liabilities
Loan trailing fee liability
Total liabilities
Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Fair Value, Inputs, Level 1 [Member] | Certificates of Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Fair Value, Inputs, Level 1 [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Fair Value, Inputs, Level 1 [Member] | Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Fair Value, Inputs, Level 1 [Member] | US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Fair Value, Inputs, Level 1 [Member] | US Government Agencies Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Fair Value, Inputs, Level 1 [Member] | Asset-backed Securities, Securitized Loans and Receivables [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Fair Value, Inputs, Level 1 [Member] | Other Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans
Loans held for sale
Fair Value			287,137	297,211
Servicing assets
Total assets		213,883	287,137	297,211
Notes and certificates
Servicing liabilities
Loan trailing fee liability
Total liabilities
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		123,153	181,223	215,751
Fair Value, Inputs, Level 2 [Member] | Certificates of Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		25,920	27,501
Fair Value, Inputs, Level 2 [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		15,451	25,364	54,409
Fair Value, Inputs, Level 2 [Member] | Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		9,981	20,164
Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		2,492	2,496	3,485
Fair Value, Inputs, Level 2 [Member] | US Government Agencies Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		5,001	19,623	16,578
Fair Value, Inputs, Level 2 [Member] | Asset-backed Securities, Securitized Loans and Receivables [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		27,883
Fair Value, Inputs, Level 2 [Member] | Other Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		4,002	10,766	6,988
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans		3,413,893	4,311,984	4,556,081
Loans held for sale		265,925	9,048
Fair Value
Servicing assets		29,621	21,398	10,250
Total assets		3,714,841	4,342,430	4,566,331
Notes and certificates		3,515,578	4,320,895	4,571,583
Servicing liabilities		1,231	2,846	3,973
Loan trailing fee liability		7,774	4,913
Total liabilities		3,524,583	4,328,654	4,575,556
Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Fair Value, Inputs, Level 3 [Member] | Certificates of Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Fair Value, Inputs, Level 3 [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Fair Value, Inputs, Level 3 [Member] | Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Fair Value, Inputs, Level 3 [Member] | US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Fair Value, Inputs, Level 3 [Member] | US Government Agencies Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Fair Value, Inputs, Level 3 [Member] | Asset-backed Securities, Securitized Loans and Receivables [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Fair Value, Inputs, Level 3 [Member] | Other Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value

[1]	Approximately $32.5 million of the “Asset-backed securities related to Company-sponsored securitization transactions” are subject to restrictions on transfer pursuant to the Company's obligations as a “sponsor” under the U.S. Risk Retention Rules (as more fully described in “Part II. Other Information – Item 1A. Risk Factors – Risk retention rules and recent developments in our business may increase our compliance costs, impair our liquidity and otherwise adversely affect our operating results.” in the Company’s Quarterly Report on Form 10-Q for the period ended June 30, 2017).